Inventories, Net (Tables)	12 Months Ended
Mar. 31, 2026
Inventories, Net [Abstract]
Schedule of Inventories

Inventories as of March 31, 2026 and 2025 consisted of the following:

	As of March 31,
	2026	2025

Raw materials	$276,999	$435,799
Finished goods	639,602	448,668
Allowance for inventories write-down	(139,542)	(56,414)
Total inventories, net	$777,059	$828,053